Stock-Based Compensation - Liberty Braves-Outstanding Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Exercise price rollforward
Unrecognized compensation cost			$ 11,700
Weighted average period of unrecognized compensation cost			1 year 6 months
Common Class C
Options outstanding rollforward
Outstanding beginning balance	3,108,000	3,125,000	3,125,000
Granted	3,000		105,000
Exercised	(151,000)		(122,000)
Forfeited/Cancelled	(4,000)
Outstanding ending balance	2,956,000		3,108,000	3,125,000
Exercisable	1,356,000		1,493,000
Exercise price rollforward
Outstanding beginning balance	$ 26.17	$ 25.86	$ 25.86
Granted	37.50		26.20
Exercised	18.42		18.12
Forfeited/Cancelled	22.75
Outstanding ending balance	26.59		26.17	$ 25.86
Exercisable	$ 25.69		$ 24.92
Outstanding shares	2,956,000		3,108,000	3,125,000
Weighted average remaining life outstanding	4 years 1 month 6 days		4 years 4 months 24 days
Weighted average remaining life exercisable	3 years 10 months 24 days		3 years 10 months 24 days
Aggregate intrinsic value outstanding	$ 39,000		$ 19,000
Aggregate intrinsic value exercisable	19,000		$ 11,000
Unrecognized compensation cost	$ 6,000
Weighted average period of unrecognized compensation cost	1 year 2 months 12 days
Shares reserved for issuance	3,000,000.0		3,100,000
Aggregate intrinsic value	$ 2,300	$ 415
Common Class A and B
Options outstanding rollforward
Outstanding ending balance	0
Exercise price rollforward
Outstanding shares	0
Common Class A and C
Exercise price rollforward
Aggregate intrinsic value			$ 1,200	$ 4,200
Employee Stock Option [Member] | Common Class A and B
Options outstanding rollforward
Outstanding beginning balance	0
Outstanding ending balance			0
Exercise price rollforward
Outstanding shares			0
Restricted Stock And Restricted Stock Units
Exercise price rollforward
Number of unvested shares			178,000
Aggregate fair value			$ 6,400	$ 5,500
Restricted Stock And Restricted Stock Units | Common Class A and C
Exercise price rollforward
Number of unvested shares	203,000
Grant date fair value	$ 32.94		$ 31.55
Aggregate fair value	$ 753	$ 1,300